Summary of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
At beginning of year	¥ 94,926	¥ 115,754	¥ 89,117
Current year additions	34,490	44,113	42,322
Current year reversals	(53,606)	(64,941)	(15,685)
At end of year	¥ 75,810	¥ 94,926	¥ 115,754